DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
                             Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS June 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter New York Municipal Money Market Trust for the six-month period ended June 30, 1997.

The most noteworthy news for the tax-free money market during the first half of 1997 was the Federal Reserve Board's 25 basis point increase in the federal-funds rate. That move came midway through the period, following the Federal Open Market Committee's meeting in late March. During the second quarter, however, favorable inflation reports and moderate economic growth kept the Federal Reserve on the sidelines. In the absence of outside influences, the movement of tax-free money market interest rates was driven primarily by seasonal changes in supply and demand.

Yields moved higher for securities maturing in six months to one year, the long end of the municipal money market. The Bond Buyer One Year Note Index, a benchmark indicator of longer-term municipal money market yields, rose from
3.51 percent at the end of December to 3.85 percent at the end of March. During the second quarter, the Index peaked at 3.96 percent in late April, when pressures related to the tax payment season caused all municipal money market yields to increase. At the end of June, the Index stood at 3.85 percent, unchanged from the end of the first quarter.

By the end of June, the ratio of the One Year Note Index to the yield for one-year U.S. Treasury Bills was 68 percent, up from 64 percent at the end of 1996. This higher ratio indicates that yields in this sector of the municipal money market became more attractive in relation to Treasuries with comparable maturities.

At the short end of the tax-free money market maturity range, variable rate demand obligations (VRDOs) with daily and weekly rate changes conformed to the recurring pattern of wide interest rate swings and the

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
LETTER TO THE SHAREHOLDERS, continued

predictable timing of highs and lows. The low for weekly VRDO yields was set at 2.85 percent during the first week of January, when positive cash flows were the strongest. The high yield of 4.50 percent came at the end of April along with the heavy seasonal outflows associated with tax payments. Improved cash inflow in May and early June caused weekly VRDO yields to drop to 3.35 percent by the first week of June before rising again to 4.125 percent in late June.

PORTFOLIO MANAGEMENT AND PERFORMANCE

Dean Witter New York Municipal Money Market Trust produced a total return of
1.30 percent for the six-month period ended June 30, 1997. Thirty-day yields for the Fund ranged from a low of 2.25 percent for the month of March to a high of 3.01 percent for May.

On June 30, the Fund's net assets exceeded $40 million with 70 percent of the Fund's portfolio invested in VRDOs. New York tax-exempt commercial paper and municipal notes, the two other types of securities held by the portfolio, comprised 23 percent and 7 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for money market investments.

The Fund's weighted average maturity moved within a range of 31 to 51 days during the six-month period. Normally, seasonal purchases of new one-year tax and revenue anticipation notes (TRANs) cause the average maturity to extend during the month of June. However, because attractive yields were available for shorter maturities and new one-year financings were aggressively priced, the incentive to extend was reduced this year. At the end of June, the Fund's weighted average maturity was 38 days.

LOOKING FORWARD

The economy has enjoyed steady growth with low inflation for a prolonged period, which has produced a tightened labor market. If this low unemployment continues, it could produce wage pressures and threaten price stability. In the months ahead, we anticipate that the Federal Reserve will be watchful for any signs of accelerating wages and price increases, which could prompt further tightening of monetary policy. In such an environment, the weighted average maturity for the Fund's portfolio will be held in a moderate range, to maintain investment flexibility.

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
LETTER TO THE SHAREHOLDERS, continued

We appreciate your support of Dean Witter New York Municipal Money Market Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the shareholders of Dean Witter New York Municipal Money Market Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.

For.......  20,443,486
Against...     575,720
Abstain...   2,297,600

(2) ELECTION OF TRUSTEES:

Michael Bozic
For...................  21,371,391
Withheld..............   1,945,415
Charles A. Fiumefreddo
For...................  21,371,391
Withheld..............   1,945,415
Edwin J. Garn
For...................  21,371,391
Withheld..............   1,945,415
John R. Haire
For...................  21,371,391
Withheld..............   1,945,415
Wayne E. Hedien
For...................  21,371,391
Withheld..............   1,945,415
Dr. Manuel H. Johnson
For...................  21,371,391
Withheld..............   1,945,415
Michael E. Nugent
For...................  21,371,391
Withheld..............   1,945,415
Philip J. Purcell
For...................  21,371,391
Withheld..............   1,945,415
John L. Schroeder
For...................  21,371,391
Withheld..............   1,945,415

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

For.......  19,529,344
Against...   1,254,485
Abstain...   2,532,977

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For.......  21,025,650
Against...     541,854
Abstain...   1,749,302

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    DEMAND
 THOUSANDS                                                                     RATE+     DATE*       VALUE
--------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (70.4%)
 $  600     New York City, Fiscal 1994 Ser E Subser E-5 .....................  4.00%   07/01/97       $ 600,000
  1,800     New York City Cultural Resources Trust, Solomon R. Guggenheim
             Foundation Ser 1990 B ..........................................  4.00    07/01/97       1,800,000
  1,000     New York City Housing Development Corporation, Multi-family 1994
             Ser A ..........................................................  4.10    07/08/97       1,000,000
            New York City Industrial Development Agency,
  1,600      Brooklyn Navy Yard Cogen Ser 1995 A (AMT) ......................  4.20    07/08/97       1,600,000
    650      Composite Offering I (AMT) .....................................  4.15    07/08/97         650,000
    900      The Berkeley Carroll School Ser 1993 ...........................  4.00    07/08/97         900,000
    900      The Calhoun School Inc Ser 1990 ................................  3.95    07/08/97         900,000
    950      The Columbia Grammar & Preparatory School Ser 1994 .............  4.00    07/08/97         950,000
  1,000      Korean Airlines Co Ser 1997 A (AMT) ............................  4.10    07/08/97       1,000,000
    200     New York City Municipal Water Finance Authority, 1995 Ser A
             (FGIC) .........................................................  5.50    07/01/97         200,000
  1,900     New York Local Government Assistance Corporation, Ser 1994 B ....  4.05    07/08/97       1,900,000
            New York State Dormitory Authority,
  1,600      Cornell University Ser 1990 B ..................................  4.00    07/01/97       1,600,000
  1,000      Metropolitan Museum of Art Ser A ...............................  4.00    07/08/97       1,000,000
  1,600      Oxford University Press Inc Ser 1993 ...........................  4.55    07/01/97       1,600,000
            New York State Energy Research & Development Authority,
  1,900      Central Hudson Gas & Electric Corp Ser 1987 A (AMT) ............  4.10    07/08/97       1,900,000
  1,000      Long Island Lighting Co Ser 1985 B .............................  3.60    03/02/98       1,000,000
  1,000      Long Island Lighting Co Ser 1993 (AMT) .........................  4.20    07/08/97       1,000,000
  1,000      New York State Electric & Gas Corp Ser 1994 C ..................  3.75    07/01/97       1,000,000
  1,500      New York State Electric & Gas Corp Ser 1994 D ..................  5.40    07/01/97       1,500,000
  1,000      Rochester Gas & Electric Corp Ser 1985 .........................  3.60    11/15/97       1,000,000
  1,000     New York State Housing Finance Agency, East 84th Street Ser A ...  4.20    07/08/97       1,000,000
    700     New York State Medical Care Facilities Finance Agency, The
             Children's Hospital of Buffalo 1991 Ser A ......................  4.10    07/08/97         700,000
    700     Port Authority of New York & New Jersey, Ser 3 ..................  4.10    07/01/97         700,000
  1,000     St Lawrence County Industrial Development Agency, Reynolds
             Metals Co Ser 1995 (AMT) .......................................  4.20    07/08/97       1,000,000
  2,000     Triborough Bridge and Tunnel Authority, Ser 1994 (FGIC) .........  4.15    07/08/97       2,000,000
                                                                                                 -------------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
             OBLIGATIONS (Amortized Cost $28,500,000)  ......................                        28,500,000
                                                                                                 -------------


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE       VALUE
-----------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT COMMERCIAL PAPER (23.2%)
   $1,000   Municipal Assistance Corporation for the City of New York,
             Ser K-3 (AMBAC) ................................................  3.80%   07/23/97      3.80%      $1,000,000
    1,000   New York City, 1996 Ser J Subser J-2 ............................  3.75    09/18/97      3.75        1,000,000
    1,200   New York City Municipal Water Finance Authority, Ser # 1 ........  3.40    07/31/97      3.40        1,200,000
    1,300   New York State, Ser T BANs ......................................  3.75    08/19/97      3.75        1,300,000
            New York State Dormitory Authority,
    1,000    Columbia University 1997 Issue .................................  3.75    09/11/97      3.75        1,000,000
    1,000    Sloan-Kettering Cancer Center Ser 1989 B .......................  3.65    08/06/97      3.65        1,000,000
            New York State Environmental Facilities Corporation,
      500    General Electric Co Ser 1987 A .................................  3.70    08/13/97      3.70          500,000
    1,100    General Electric Co Ser 1987 A .................................  3.60    08/28/97      3.60        1,100,000
            Puerto Rico Government Development Bank,
      500    Ser 1996  ......................................................  3.70    08/07/97      3.70          500,000
      800    Ser 1996  ......................................................  3.70    08/14/97      3.70          800,000
                                                                                                              -------------
            TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
             (Amortized Cost $9,400,000)  ...................................                                    9,400,000
                                                                                                              -------------
            NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (7.4%)
    1,000   Half Hollow Hills Central School District, 1997-1998 TANs,
             dtd 07/10/97 (WI) ..............................................  4.25    06/26/98      3.80        1,004,170
    1,000   Puerto Rico, Ser 1997 A TRANs, dtd 12/17/96 .....................  4.00    07/30/97      3.43        1,000,445
    1,000   Westchester County, Ser 1997 TANs, dtd 02/20/97 .................  3.48    12/11/97      3.45        1,000,127
                                                                                                              -------------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (Amortized Cost $3,004,742)  ...................................                                    3,004,742
                                                                                                              -------------

            TOTAL INVESTMENTS (Amortized Cost $40,904,742)(a) ...........                     101.0%   40,904,742
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ..............                      (1.0)     (407,595)
                                                                                            -------- ------------
            NET ASSETS  ..................................................                    100.0%  $40,497,147
                                                                                            ======== ============

------------
AMT          Alternative Minimum Tax.
BANs         Bond Anticipation Notes.
TANs         Tax Anticipation Notes.
TRANs        Tax Revenue Anticipation Notes.
WI           Security purchased on a when issued basis.
+            Rate shown is the rate in effect at June 30, 1997.
*            Date on which the principal amount can be recovered through demand.
(a)          Cost is the same for federal income tax purposes.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

 ASSETS:
Investments in securities, at value
 (amortized cost $40,904,742) ........................................   $40,904,742
Cash..................................................................       580,794
Interest receivable...................................................       183,104
Prepaid expenses .....................................................        25,688
                                                                       -------------
  TOTAL ASSETS .......................................................    41,694,328
                                                                       -------------
LIABILITIES:
Payable for:
  Investments purchased...............................................     1,004,170
  Shares of beneficial interest repurchased...........................       104,763
  Investment management fee...........................................        17,284
  Plan of distribution fee............................................         3,457
Accrued expenses .....................................................        67,507
                                                                       -------------
  TOTAL LIABILITIES...................................................     1,197,181
                                                                       -------------
NET ASSETS:
Paid-in-capital.......................................................    40,497,542
Accumulated undistributed net investment income.......................            26
Accumulated net realized loss.........................................          (421)
                                                                       -------------
  NET ASSETS .........................................................   $40,497,147
                                                                       =============
NET ASSET VALUE PER SHARE,
 40,497,542 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................   $      1.00
                                                                       =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)

 NET INVESTMENT INCOME:
INTEREST INCOME .......................   $723,671
                                        ----------
EXPENSES
Investment management fee..............    101,772
Professional fees......................     24,263
Transfer agent fees and expenses ......     20,939
Plan of distribution fee...............     19,412
Shareholder reports and notices .......     17,825
Trustees' fees and expenses............      7,994
Custodian fees.........................      2,471
Other..................................      4,763
                                        ----------
  TOTAL EXPENSES ......................    199,439
  LESS: EXPENSE OFFSET ................     (2,471)
                                        ----------
  NET EXPENSES ........................    196,968
                                        ----------
NET INVESTMENT INCOME AND NET
 INCREASE..............................   $526,703
                                        ==========

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                         JUNE 30, 1997  DECEMBER 31, 1996
------------------------------------------------------ --------------- -----------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income and net increase.................   $   526,703      $ 1,052,166
Dividends from net investment income...................      (526,704)      (1,052,173)
Net increase (decrease) from transactions in shares of
 beneficial interest...................................      (261,098)       1,650,231
                                                       --------------- -----------------
  NET INCREASE (DECREASE)..............................      (261,099)       1,650,224
NET ASSETS:
Beginning of period....................................    40,758,246       39,108,022
                                                       --------------- -----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $26 and $27, respectively) ..........................   $40,497,147      $40,758,246
                                                       =============== =================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter New York Municipal Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1997 aggregated $45,404,400 and $45,300,000, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $3,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $875. At June 30, 1997, the Fund had an accrued pension liability of $44,958 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE SIX     FOR THE YEAR
                                                MONTHS ENDED         ENDED
                                                JUNE 30, 1997  DECEMBER 31, 1996
                                               --------------- -----------------
                                                  (UNAUDITED)
Shares sold....................................    47,352,110       94,893,021
Shares issued in reinvestment of dividends  ...       526,704        1,052,173
                                               --------------- -----------------
                                                   47,878,814       95,945,194
Shares repurchased ............................   (48,139,912)     (94,294,963)
                                               --------------- -----------------
Net increase (decrease) in shares outstanding        (261,098)       1,650,231
                                               =============== =================


DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED   -----------------------------------------------------
                                            JUNE 30, 1997     1996        1995      1994       1993      1992
------------------------------------------ --------------- ----------- ----------- --------- -------- ----------
                                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD  .....     $  1.00       $  1.00     $  1.00    $  1.00   $  1.00   $  1.00
                                           --------------- ----------- ----------- --------- --------- ---------
NET INVESTMENT INCOME .....................       0.013         0.025       0.028      0.018     0.014     0.019
LESS DIVIDENDS FROM NET INVESTMENT INCOME        (0.013)       (0.025)     (0.028)    (0.018)   (0.014)   (0.019)
                                           --------------- ----------- ----------- --------- --------- ---------
NET ASSET VALUE, END OF PERIOD ............     $  1.00       $  1.00     $  1.00    $  1.00   $  1.00   $  1.00
                                           =============== =========== =========== ========= ========= =========
TOTAL INVESTMENT RETURN+  .................        1.30%(1)      2.53%       2.84%      1.78%     1.36%     1.86%
RATIOS TO AVERAGE NET ASSETS:
EXPENSES ..................................        0.98%(2)(3)   0.95% (3)   1.01% (3)  1.03%     1.03%     0.97%
NET INVESTMENT INCOME .....................        2.59%(2)      2.48%       2.79%      1.75%     1.34%     1.86%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD, IN THOUSANDS  ..     $40,497       $40,758    $39,108     $39,629   $41,112   $45,126

------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




Dean Witter
New York Municipal
Money Market
Trust








[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND
ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR
THE PURPOSE OF EDGAR FILING.]







Semiannual Report
June 30, 1997